BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 14:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company's basic and diluted net loss per share of Common stock:

	Year ended December 31
	2017	2016

Net comprehensive income	$(18,044)	$(3,720)
Convertible Preferred A Shares accumulated dividend (*)	-	(177)

Net loss attributable to Ordinary shares as reported	$(18,044)	$(3,897)

Shares used in computing net loss per share of Ordinary shares, basic and diluted	6,002,052	1,448,363

Net loss per share of Ordinary share, basic and diluted	(3.01)	(2.69)

For the ended December 31, 2017 and 2016, all outstanding convertible notes, options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.